Summary of Significant Accounting Policies (Details) - USD ($)					12 Months Ended
	Sep. 12, 2025	Dec. 11, 2024	Apr. 05, 2024	Jun. 21, 2023	Dec. 31, 2025	Sep. 10, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 14, 2021
Summary of Significant Accounting Policies [Line Items]
Unrestricted cash					$ 348,472			$ 142,260
Cash equivalents
Investments held in trust account					297,614			3,666,439
Underwriting fees					5,000,000
Deferred underwriting fees payable					8,956,250
Other costs					463,896
Remains outstanding					8,956,250
FDIC coverage limit					250,000
Payment of Interest					$ 157,897
Payment of penalties								$ 57,309
Redeemed shares (in Shares)	285,269
Amount withdrawn from trust account			$ 10,179,663
Cash withdrawn from the trust account	$ 3,335,294
Redeemed payment						$ 586,001
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercised (in Shares)
Citigroup [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting commissions							$ 8,956,250
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)		977,625	910,258	23,176,961	910,258
Withdrawn from trust account to pay				$ 239,604,919
Cash withdrawn from the trust account		$ 11,497,959
Common stock subject to possible redemption (in Shares)					24,887			310,156
Class A Common Stock [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares)									13,164,375
Exercise price of warrants (in Dollars per share)									$ 11.5
Class A Common Stock [Member] | Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Potential shares (in Shares)					13,164,375
Class A Common Stock Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption (in Shares)					24,887			310,156
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs					$ 14,420,146
Deferred underwriting fees payable					$ 8,956,250
IPO [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise price of warrants (in Dollars per share)					$ 11.5
First Extension Special Meeting [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)					23,176,961
Third Extension Meeting [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)			977,625
Fourth Extension Special Meeting [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)		285,269